Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity Parentheticals
Restricted shares, number of shares issued	127,250	341,650
Cash dividends declared and paid, per share	$ 0.60	$ 0.60	$ 1.15
Treasury Stock
Consolidated Statements Of Stockholders' Equity Parentheticals
Purchase of Treasury stock, number of shares			245,400